INVESTMENTS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended								12 Months Ended				12 Months Ended														12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Categories of Investments, Marketable Securities, Trading Securities	Dec. 31, 2010 Categories of Investments, Marketable Securities, Trading Securities	Dec. 31, 2009 Categories of Investments, Marketable Securities, Trading Securities	Dec. 31, 2011 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2007 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2011 3.75% Senior Notes due 2021	Dec. 31, 2010 3.75% Senior Notes due 2021	Dec. 31, 2011 Fixed maturities	Dec. 31, 2010 Fixed maturities	Dec. 31, 2011 Fixed maturities Corporate debt securities	Dec. 31, 2010 Fixed maturities Corporate debt securities	Dec. 31, 2011 Non-Income Producing Investments	Dec. 31, 2011 Fixed Income Securities	Dec. 31, 2011 Equity securities	Dec. 31, 2010 Equity securities	Dec. 31, 2011 Equity securities Common equities	Dec. 31, 2010 Equity securities Common equities	Dec. 31, 2011 Equity securities Russell One Thousand Common equities	Dec. 31, 2011 Equity securities Managed Equity Strategy Common equities	Dec. 31, 2011 Foreign Government Debt	Dec. 31, 2010 Foreign Government Debt	Dec. 31, 2011 Interest Rate Swaps	Dec. 31, 2010 Interest Rate Swaps	Dec. 31, 2009 Interest Rate Swaps	Dec. 31, 2011 Interest Rate Swaps Opened in 2009 Contract	Dec. 31, 2009 Interest Rate Swaps Opened in 2009 Contract	Dec. 31, 2011 Interest Rate Swaps Opened in 2009 Nine Year Time Horizon	Dec. 31, 2009 Interest Rate Swaps Opened in 2009 Nine Year Time Horizon	Dec. 31, 2011 Interest Rate Swaps Opened in 2011 Contract	Dec. 31, 2011 Interest Rate Swaps Opened in 2011 Five Year Time Horizon	Dec. 31, 2011 Corporate Credit Default Swaps Financial Services Sector	Dec. 31, 2010 Corporate Credit Default Swaps Financial Services Sector	Dec. 31, 2009 Corporate Credit Default Swaps Financial Services Sector	Dec. 31, 2011 Corporate Credit Default Swaps Automotive Sector	Dec. 31, 2010 Corporate Credit Default Swaps Automotive Sector	Dec. 31, 2010 Corporate Credit Default Swaps Technology Sector Contract	Dec. 31, 2009 Corporate Credit Default Swaps Technology Sector Contract	Dec. 31, 2010 Corporate Credit Default Swaps 2-year Time Horizon Technology Sector	Dec. 31, 2009 Corporate Credit Default Swaps 2-year Time Horizon Technology Sector	Dec. 31, 2010 Corporate Credit Default Swaps 4-year Time Horizon Technology Sector
Schedule of Investments [Line Items]
Treasury Bills issued by the Australian government																								$ 10.0	$ 0
Percentage which the issuer receives the security back at once the change of control is triggered														1.00%
Realized Investment Losses														17.4
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements	150.7
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months																0
Gross unrealized losses	102.3	90.3										73.2	87.1	6.5	13.3		76.9	29.1	3.2	25.4	3.2
Percentage of Common stock portfolio																						97.00%	3.00%
Net realized gains (losses) on securities	108.1	110.0	67.9	0	0	0
Repurchase of debt, face amount							15.0	222.9
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	0.3	5.8					0.3	5.8
Debt instrument, face amount							1,000	1,000		500	500
Hedge gain (loss) included in accumulated other comprehensive income							34.4		34.4	(5.1)
Debt instrument fixed interest rate terms									10 years
Cash flow hedge gain recognized as an adjustment to interest expense	2.6	2.7	2.8
Realized gain on foreign currency cash flow hedge			0.9
Exposure position terms																										During the year ended December 31, 2011, we held a 9-year interest rate swap position and two 5-year interest rate swap positions where we are paying a fixed rate and receiving a variable rate.
Derivative maturity, term																															9 years	9 years		5 years	5 years	5 years	5 years	5 years	5 years			2 years	2 years	4 years
Cash collateral received from counterparty																																			0.7	0.5			1.1
Cash collateral delivered to the counterparties																										81.7	52.2	0									0.6
Number of Interest rate swap position held																													1	1			2
Number of derivative positions opened																																								2	1
Number of derivative positions closed																																								2	1
Upfront cash payment made when entering exposure position																																								$ 0.2	$ 0.6